American Funds Global Balanced FundSM
Investment portfolio
July 31, 2019
unaudited
Common stocks 59.09% Health care 9.74%	Shares	Value (000)
Abbott Laboratories	3,182,879	$ 277,229
Gilead Sciences, Inc.	3,972,000	260,245
Novartis AG1	2,604,950	238,872
UnitedHealth Group Inc.	715,000	178,042
AbbVie Inc.	2,661,800	177,329
Daiichi Sankyo Co., Ltd.[1]	2,862,000	173,710
Thermo Fisher Scientific Inc.	436,000	121,068
Stryker Corp.	560,150	117,508
Amgen Inc.	616,246	114,979
Humana Inc.	192,000	56,976
Cigna Corp.	330,000	56,074
GlaxoSmithKline PLC[1]	2,416,100	49,998
BioMarin Pharmaceutical Inc.[2]	390,000	30,935
Chugai Pharmaceutical Co., Ltd.[1]	348,300	24,872
Teva Pharmaceutical Industries Ltd. (ADR)[2]	1,478,500	11,725
Grifols, SA, Class A, non-registered shares[1]	235,172	7,606
Alcon Inc.[1,2]	83,680	4,840
		1,902,008
Energy 7.95%
Royal Dutch Shell PLC, Class B1	8,192,400	258,569
Royal Dutch Shell PLC, Class A1	2,960,056	92,963
TOTAL SA1	4,147,316	214,901
Canadian Natural Resources, Ltd.	7,245,000	183,513
BP PLC[1]	22,743,843	149,992
Cenovus Energy Inc.	12,070,000	112,213
Exxon Mobil Corp.	1,391,000	103,435
Noble Energy, Inc.	3,900,000	86,112
Baker Hughes, a GE Co., Class A	2,810,586	71,361
Chevron Corp.	464,000	57,123
Eni SpA[1]	2,800,000	43,834
ONEOK, Inc.	583,800	40,913
Halliburton Co.	1,500,000	34,500
Schlumberger Ltd.	762,000	30,457
EOG Resources, Inc.	324,000	27,815
TC Energy Corp. (CAD denominated)	511,673	25,052
Kinder Morgan, Inc.	774,663	15,974
Chesapeake Energy Corp.[2]	2,750,000	4,977
		1,553,704
Communication services 7.18%
Netflix, Inc.[2]	984,250	317,903
Alphabet Inc., Class A2	133,575	162,721
Alphabet Inc., Class C2	84,806	103,182
Facebook, Inc., Class A2	1,343,600	260,967
Tencent Holdings Ltd.[1]	2,799,000	130,910
Yandex NV, Class A2	2,360,086	92,563
American Funds Global Balanced Fund — Page 1 of 20

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
BCE Inc. (CAD denominated)	1,903,000	$ 85,994
SoftBank Group Corp.[1]	1,686,000	85,433
Verizon Communications Inc.	740,000	40,900
LG Uplus Corp.[1]	3,653,158	40,039
United Internet AG1	1,133,756	33,907
Nippon Telegraph and Telephone Corp.[1]	692,000	31,232
ITV PLC[1]	13,375,000	17,874
		1,403,625
Information technology 6.76%
Microsoft Corp.	2,688,300	366,335
Broadcom Inc.	906,900	262,992
Intel Corp.	3,114,500	157,438
Atlassian Corp. PLC, Class A2	807,286	113,117
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	11,975,000	99,003
ASML Holding NV1	312,500	69,314
Accenture PLC, Class A	295,000	56,811
Tokyo Electron Ltd.[1]	329,500	55,941
Qorvo, Inc.[2]	700,000	51,303
Western Union Co.	2,200,000	46,200
Samsung Electronics Co., Ltd.[1]	954,500	36,417
Xiaomi Corp., Class B1,2	2,764,600	3,181
SK hynix, Inc.[1]	49,000	3,163
		1,321,215
Financials 6.54%
Zurich Insurance Group AG1	626,625	217,939
HDFC Bank Ltd.[1]	4,129,520	134,679
BNP Paribas SA1	2,418,000	112,358
DBS Group Holdings Ltd.[1]	4,895,800	93,567
Sony Financial Holdings Inc.[1]	2,894,600	70,177
Prudential PLC[1]	3,229,795	66,611
Royal Bank of Canada	765,000	60,409
UBS Group AG1	5,131,827	57,024
Société Générale[1]	2,040,672	49,988
Ping An Insurance (Group) Co. of China, Ltd., Class H1	2,912,000	34,538
Ping An Insurance (Group) Co. of China, Ltd., Class A1	691,969	8,806
B3 SA - Brasil, Bolsa, Balcao	3,836,800	42,416
AIA Group Ltd.[1]	3,775,200	38,482
CME Group Inc., Class A	183,000	35,579
Barclays PLC[1]	17,436,861	32,718
Sampo Oyj, Class A1	756,660	31,490
ABN AMRO Bank NV, depository receipts[1]	1,588,000	31,463
JPMorgan Chase & Co.	255,000	29,580
Principal Financial Group, Inc.	488,500	28,352
HSBC Holdings PLC (HKD denominated)[1]	3,251,924	26,246
Banca Mediolanum SpA[1]	3,584,937	25,611
Kotak Mahindra Bank Ltd.[1]	610,000	13,432
China Construction Bank Corp., Class H1	12,244,000	9,426
ICICI Bank Ltd.[1]	1,469,000	9,053
Hong Kong Exchanges and Clearing Ltd.[1]	156,450	5,284
Bank of Montreal	70,000	5,240
American Funds Global Balanced Fund — Page 2 of 20

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Agricultural Bank of China Ltd., Class H1	11,660,000	$ 4,731
KB Financial Group Inc.[1]	54,000	1,977
		1,277,176
Consumer staples 5.86%
British American Tobacco PLC[1]	5,738,957	204,785
British American Tobacco PLC (ADR)	454,516	16,185
Imperial Brands PLC[1]	8,223,600	208,015
Philip Morris International Inc.	2,064,218	172,589
Pernod Ricard SA1	837,000	146,551
Nestlé SA1	1,205,791	127,956
Altria Group, Inc.	2,198,795	103,497
Kirin Holdings Co., Ltd.[1]	4,605,500	100,078
Coca-Cola Co.	700,000	36,841
Shiseido Co., Ltd.[1]	153,000	11,262
Treasury Wine Estates Ltd.[1]	768,500	9,264
Thai Beverage PCL[1]	11,785,200	7,147
		1,144,170
Materials 3.48%
Rio Tinto PLC[1]	2,767,200	157,125
Asahi Kasei Corp.[1]	14,685,600	149,432
Vale SA, ordinary nominative (ADR)	8,149,397	105,861
Taiyo Nippon Sanso Corp.[1]	3,563,000	73,365
BHP Group PLC[1]	2,934,000	70,059
Air Liquide SA, non-registered shares[1]	484,677	66,891
Freeport-McMoRan Inc.	3,500,000	38,710
BASF SE1	95,600	6,388
Linde PLC	31,000	5,930
Akzo Nobel NV1	56,800	5,358
Glencore PLC[1]	530,000	1,706
		680,825
Utilities 3.43%
China Gas Holdings Ltd.[1]	35,160,946	145,796
E.ON SE1	11,974,000	119,824
ENGIE SA, bonus shares[1]	5,655,943	86,611
ENGIE SA1	2,041,417	31,260
Iberdrola, SA, non-registered shares[1]	8,345,947	79,076
China Resources Gas Group Ltd.[1]	10,932,000	55,620
National Grid PLC[1]	3,746,459	38,507
SSE PLC[1]	2,730,000	36,458
ENN Energy Holdings Ltd.[1]	3,381,000	34,949
Red Eléctrica de Corporación, SA1	1,181,800	22,340
Exelon Corp.	425,000	19,151
		669,592
Industrials 3.13%
General Dynamics Corp.	1,104,600	205,389
Komatsu Ltd.[1]	3,514,800	78,361
Union Pacific Corp.	276,000	49,666
CSX Corp.	700,000	49,280
Aena SME, SA, non-registered shares[1]	240,483	43,350
SMC Corp.[1]	99,300	36,085
Adani Ports & Special Economic Zone Ltd.[1]	6,465,447	35,488
American Funds Global Balanced Fund — Page 3 of 20

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Eiffage SA1	308,000	$ 30,396
Airbus SE, non-registered shares[1]	198,500	28,063
L3Harris Technologies, Inc.	127,400	26,448
ASSA ABLOY AB, Class B1	1,108,000	25,378
BAE Systems PLC[1]	625,894	4,161
Westinghouse Air Brake Technologies Corp.	999	78
		612,143
Consumer discretionary 2.91%
Alibaba Group Holding Ltd. (ADR)[2]	930,900	161,148
Hyundai Motor Co.[1]	955,475	101,459
LVMH Moët Hennessy-Louis Vuitton SE1	178,000	73,602
Amazon.com, Inc.[2]	36,325	67,811
Sands China Ltd.[1]	12,246,800	59,193
Kering SA1	99,433	51,363
Sony Corp.[1]	283,600	16,107
Hyundai Mobis Co., Ltd.[1]	66,425	13,447
Compass Group PLC[1]	399,000	10,057
Samsonite International SA1	3,861,600	7,585
Meituan Dianping, Class B1,2	708,400	5,754
		567,526
Real estate 2.11%
Sun Hung Kai Properties Ltd.[1]	7,932,000	127,477
Daito Trust Construction Co., Ltd.[1]	739,200	95,600
Crown Castle International Corp. REIT	511,000	68,096
Link REIT[1]	4,181,600	48,762
American Campus Communities, Inc. REIT	762,000	35,624
China Overseas Land & Investment Ltd.[1]	6,668,000	22,823
American Tower Corp. REIT	33,000	6,984
CK Asset Holdings Ltd.[1]	826,500	6,217
		411,583
Total common stocks (cost: $10,038,638,000)		11,543,567
Preferred securities 0.66% Financials 0.53%
Itaúsa - Investimentos Itaú SA, preferred nominative	12,140,817	39,670
Fannie Mae, Series S, 8.25% noncumulative, preferred shares[2]	1,694,625	19,590
Fannie Mae, Series T, 8.25% noncumulative, preferred shares[2]	167,000	1,765
Fannie Mae, Series R, 7.625% noncumulative, preferred shares[2]	104,000	1,082
Itaú Unibanco Holding SA, preferred nominative	2,281,000	20,812
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative, preferred shares[2]	1,776,650	20,733
		103,652
Energy 0.13%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	1,132,901	15,543
Petróleo Brasileiro SA (Petrobras), preferred nominative	1,355,000	9,260
Health care 0.00%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	19,228	439
Total preferred securities (cost: $107,287,000)		128,894
American Funds Global Balanced Fund — Page 4 of 20

unaudited
Bonds, notes & other debt instruments 35.90% Bonds & notes of governments & government agencies outside the U.S. 15.00%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 2.50% 2022[3]	$ 11,100	$11,187
Abu Dhabi (Emirate of) 3.125% 2027[3]	7,100	7,377
Australia (Commonwealth of), Series 128, 5.75% 2022	A$26,350	20,613
Australia (Commonwealth of), Series 133, 5.50% 2023	20,000	16,022
Banque Centrale de Tunisie 6.375% 2026	€ 7,700	8,555
Belgium (Kingdom of), Series 77, 1.00% 2026	13,190	16,020
Brazil (Federative Republic of) 0% 2020	BRL35,000	8,850
Brazil (Federative Republic of) 0% 2021	105,000	24,754
Canada 1.00% 2022	C$13,000	9,700
Canada 2.25% 2025	38,300	30,321
Canada 2.75% 2048	9,500	8,960
Chile (Banco Central de) 4.00% 2023	CLP14,775,000	22,136
Chile (Banco Central de) 4.50% 2026	7,985,000	12,570
China Development Bank Corp., Series 1904, 3.68% 2026	CNY10,000	1,459
China Development Bank Corp., Series 1805, 4.04% 2028	197,000	29,340
China Development Bank Corp., Series 1805, 4.88% 2028	400,000	63,029
China Development Bank Corp., Series 1905, 3.48% 2029	634,100	90,503
Colombia (Republic of) 3.875% 2027	$ 480	502
Colombia (Republic of) 4.50% 2029	2,060	2,257
Colombia (Republic of) 5.20% 2049	7,636	8,810
European Financial Stability Facility 0.40% 2025	€ 13,200	15,292
European Financial Stability Facility 0.95% 2028	3,105	3,780
European Investment Bank 2.25% 2022	$ 19,076	19,247
French Republic O.A.T. 0.75% 2028	€ 19,900	24,060
French Republic O.A.T. 0.10% 2029[4]	9,783	12,256
French Republic O.A.T. 0.50% 2029	60,255	71,204
French Republic O.A.T. 3.25% 2045	6,700	12,153
French Republic O.A.T. 2.00% 2048	4,000	5,944
Germany (Federal Republic of) 0.10% 2026[4]	10,370	12,782
Germany (Federal Republic of) 0.25% 2029	10,925	12,955
Germany (Federal Republic of) 0.50% 2030[4]	9,164	12,407
Germany (Federal Republic of) 2.50% 2046	10,220	18,589
Germany (Federal Republic of) 1.25% 2048	16,500	24,112
Greece (Hellenic Republic of) 3.45% 2024	32,278	39,618
Greece (Hellenic Republic of) 3.375% 2025	12,750	15,614
Greece (Hellenic Republic of) 3.75% 2028	5,850	7,395
Greece (Hellenic Republic of) 3.875% 2029	48,660	62,493
Greece (Hellenic Republic of) 3.90% 2033	7,100	9,114
Greece (Hellenic Republic of) 4.00% 2037	7,400	9,627
Greece (Hellenic Republic of) 4.20% 2042	10,400	13,914
India (Republic of) 7.80% 2021	INR376,800	5,629
India (Republic of) 7.68% 2023	467,000	7,119
India (Republic of) 6.97% 2026	2,003,600	29,691
India (Republic of) 7.59% 2026	492,100	7,503
India (Republic of) 6.79% 2027	241,000	3,521
India (Republic of) 7.17% 2028	732,200	11,051
India (Republic of) 7.59% 2029	280,000	4,315
Indonesia (Republic of) 0.67% 2021	¥300,000	2,770
Indonesia (Republic of) 4.875% 2021	$ 9,100	9,464
Indonesia (Republic of) 4.875% 2021[3]	1,500	1,560
Indonesia (Republic of) 0.54% 2022	¥300,000	2,759
Indonesia (Republic of) 3.75% 2022	$ 4,895	5,041
Indonesia (Republic of) 3.375% 2023	640	656
Indonesia (Republic of) 4.75% 2026	4,800	5,281
Indonesia (Republic of), Series 64, 6.125% 2028	IDR19,420,000	1,281
American Funds Global Balanced Fund — Page 5 of 20

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of), Series 78, 8.25% 2029	IDR224,405,000	$ 17,036
Indonesia (Republic of), Series 68, 8.375% 2034	62,682,000	4,762
Israel (State of) 1.50% 2027	€ 1,825	2,184
Israel (State of) 2.00% 2027	ILS41,410	12,669
Israel (State of) 1.50% 2029	€ 1,675	2,013
Israel (State of) 5.50% 2042	ILS61,800	27,850
Italy (Republic of) 1.35% 2022	€ 7,050	8,023
Italy (Republic of) 0.10% 2023[4]	67,256	74,447
Italy (Republic of) 1.85% 2024	40,750	47,430
Italy (Republic of) 2.80% 2028	26,235	32,515
Italy (Republic of) 3.10% 2040	27,620	34,214
Japan, Series 395, 0.10% 2020	¥ 8,224,000	75,891
Japan, Series 394, 0.10% 2020	4,005,900	36,959
Japan, Series 128, 0.10% 2021	735,000	6,794
Japan, Series 315, 1.20% 2021	2,313,000	21,822
Japan, Series 134, 0.10% 2022	1,685,000	15,665
Japan, Series 17, 0.10% 2023[4]	246,985	2,317
Japan, Series 19, 0.10% 2024[4]	1,483,360	13,990
Japan, Series 18, 0.10% 2024[4]	709,920	6,676
Japan, Series 337, 0.30% 2024	4,469,800	42,327
Japan, Series 20, 0.10% 2025[4]	666,790	6,301
Japan, Series 340, 0.40% 2025	2,790,000	26,685
Japan, Series 344, 0.10% 2026	1,466,350	13,822
Japan, Series 21, 0.10% 2026[4]	1,322,204	12,567
Japan, Series 346, 0.10% 2027	13,760,100	129,926
Japan, Series 23, 0.10% 2028[4]	10,288,133	98,588
Japan, Series 24, 0.10% 2029[4]	7,820,090	74,973
Japan, Series 145, 1.70% 2033	6,000,000	68,185
Japan, Series 150, 1.40% 2034	660,000	7,307
Japan, Series 21, 2.30% 2035	1,360,000	16,989
Japan, Series 36, 2.00% 2042	200,000	2,546
Japan, Series 42, 1.70% 2044	1,856,400	22,829
Japan, Series 57, 0.80% 2047	1,556,350	16,139
Japan, Series 59, 0.70% 2048	916,000	9,254
Japan, Series 62, 0.50% 2049	3,428,000	32,842
Kuwait (State of) 2.75% 2022[3]	$ 7,300	7,383
Lithuania (Republic of) 7.375% 2020	2,900	2,975
Lithuania (Republic of) 6.625% 2022[3]	1,000	1,105
Maharashtra (State of) 8.12% 2025	INR269,020	4,166
Malaysia (Federation of), Series 0314, 4.048% 2021	MYR13,400	3,301
Malaysia (Federation of), Series 0215, 3.795% 2022	16,000	3,929
Malaysia (Federation of), Series 0115, 3.955% 2025	15,000	3,715
Malaysia (Federation of), Series 0119, 3.906% 2026	47,700	11,807
Malaysia (Federation of), Series 0311, 4.392% 2026	27,400	6,966
Malaysia (Federation of), Series 0310, 4.498% 2030	49,650	12,841
Malaysia (Federation of), Series 0411, 4.232% 2031	13,300	3,355
Morocco (Kingdom of) 4.25% 2022	$ 5,700	5,958
Morocco (Kingdom of) 4.25% 2022[3]	500	523
Morocco (Kingdom of) 3.50% 2024	€ 3,300	4,179
Morocco (Kingdom of) 5.50% 2042	$ 3,500	4,098
National Highways Authority of India 7.17% 2021	INR480,000	6,979
National Highways Authority of India 7.27% 2022	100,000	1,470
Norway (Kingdom of) 3.75% 2021	NKr301,748	35,582
Norway (Kingdom of) 2.00% 2023	218,152	25,317
Norway (Kingdom of) 3.00% 2024	95,100	11,574
American Funds Global Balanced Fund — Page 6 of 20

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Nova Scotia (Province of) 3.15% 2051	C$5,500	$ 4,678
Panama (Republic of) 3.75% 2026[3]	$ 2,135	2,231
Panama (Republic of) 4.50% 2047	9,000	10,215
Peru (Republic of) 5.625% 2050	375	522
Philippines (Republic of the) 0.38% 2021	¥400,000	3,687
Poland (Republic of) 4.00% 2024	$ 1,805	1,941
Poland (Republic of) 3.25% 2026	8,605	9,067
Poland (Republic of), Series 1021, 5.75% 2021	PLN91,530	25,800
Poland (Republic of), Series 0727, 2.50% 2027	135,951	36,175
Poland (Republic of), Series 1029, 2.75% 2029	15,470	4,233
Portuguese Republic 1.95% 2029	€ 6,670	8,535
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[3]	$ 1,170	1,231
Qatar (State of) 5.25% 2020	1,300	1,317
Qatar (State of) 4.50% 2022[3]	1,000	1,052
Qatar (State of) 3.875% 2023[3]	690	728
Qatar (State of) 4.50% 2028[3]	20,940	23,654
Qatar (State of) 5.103% 2048[3]	1,345	1,620
Romania 2.875% 2029	€ 3,500	4,311
Romania 3.50% 2034	1,865	2,316
Romania 3.875% 2035	5,010	6,465
Romania 3.375% 2038	7,295	8,877
Romania 4.125% 2039	3,825	4,940
Romania 4.625% 2049	33,065	45,621
Russian Federation 7.00% 2023	RUB1,215,870	19,147
Russian Federation 7.00% 2023	190,900	3,006
Russian Federation 2.875% 2025	€ 5,600	6,804
Russian Federation 2.875% 2025	3,400	4,131
Russian Federation 4.375% 2029[3]	$ 5,000	5,235
Russian Federation 6.90% 2029	RUB567,325	8,753
Russian Federation 8.50% 2031	151,920	2,624
Russian Federation 7.70% 2033	42,120	682
Russian Federation 7.25% 2034	224,860	3,499
Russian Federation 5.10% 2035[3]	$ 3,200	3,481
Saskatchewan (Province of) 3.05% 2028	C$8,000	6,506
Saudi Arabia (Kingdom of) 2.375% 2021[3]	$ 1,650	1,652
Saudi Arabia (Kingdom of) 2.894% 2022[3]	3,800	3,858
Saudi Arabia (Kingdom of) 3.628% 2027[3]	3,800	3,990
Saudi Arabia (Kingdom of) 3.625% 2028[3]	8,235	8,618
Serbia (Republic of) 1.50% 2029	€ 1,099	1,227
South Africa (Republic of) 5.50% 2020	$ 3,700	3,751
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR363,250	17,745
South Africa (Republic of), Series R-2044, 8.75% 2044	344,100	21,429
South Africa (Republic of), Series R-2048, 8.75% 2048	502,440	31,067
South Korea (Republic of), Series 2209, 2.00% 2022	KRW17,300,000	14,919
South Korea (Republic of), Series 2712, 2.375% 2027	26,409,910	24,030
Spain (Kingdom of) 1.45% 2027	€ 39,275	48,359
Spain (Kingdom of) 1.45% 2029	28,970	35,806
Sweden (Kingdom of) 1.125% 2019[3]	$ 3,400	3,392
Thailand (Kingdom of) 2.125% 2026	THB599,050	19,936
Thailand (Kingdom of) 2.875% 2028	560,000	19,804
Thailand (Kingdom of) 3.30% 2038	615,720	24,016
Turkey (Republic of) 7.10% 2023	TRY104,600	14,619
Ukraine Government 6.75% 2026	€ 3,944	4,759
United Kingdom 4.75% 2020	£ 25	31
United Kingdom 2.75% 2024	5,310	7,230
American Funds Global Balanced Fund — Page 7 of 20

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Kingdom 4.25% 2027	£ 22,870	$ 36,325
United Kingdom 3.25% 2044	7,300	12,487
United Kingdom 3.50% 2045	4,400	7,889
United Kingdom 1.50% 2047	14,860	18,832
United Mexican States 0.70% 2021	¥500,000	4,627
United Mexican States 0.62% 2022	100,000	922
United Mexican States, Series M, 8.00% 2020	MXN146,000	7,639
United Mexican States, Series M, 6.50% 2021	536,000	27,552
United Mexican States, Series M, 6.50% 2022	890,800	45,573
United Mexican States, Series M20, 10.00% 2024	362,200	21,164
United Mexican States, Series M, 5.75% 2026	933,400	44,624
United Mexican States, Series M, 7.50% 2027	728,800	38,129
Uruguay (Oriental Republic of) 9.875% 2022	UYU47,470	1,401
Uruguay (Oriental Republic of) 8.50% 2028	229,512	5,973
		2,931,381
U.S. Treasury bonds & notes 11.41% U.S. Treasury 8.86%
U.S. Treasury 2.00% 2021	$ 77,625	77,686
U.S. Treasury 2.00% 2021	17,025	17,069
U.S. Treasury 2.125% 2021	49,555	49,825
U.S. Treasury 2.125% 2021	12,700	12,759
U.S. Treasury 2.625% 2021	62,900	63,690
U.S. Treasury 1.75% 2022	176,135	175,832
U.S. Treasury 1.875% 2022	170,147	170,440
U.S. Treasury 1.75% 2023	7,000	6,975
U.S. Treasury 2.25% 2023	60,880	61,955
U.S. Treasury 2.50% 2023	124,600	127,481
U.S. Treasury 2.625% 2023	105,000	107,806
U.S. Treasury 2.625% 2023	20,120	20,710
U.S. Treasury 2.75% 2023[5]	187,725	193,811
U.S. Treasury 2.75% 2023	86,550	89,539
U.S. Treasury 2.125% 2024	37,600	38,083
U.S. Treasury 2.25% 2024	33,000	33,599
U.S. Treasury 2.25% 2024	9,100	9,287
U.S. Treasury 2.375% 2024	51,500	52,703
U.S. Treasury 2.50% 2024	18,750	19,308
U.S. Treasury 2.125% 2025	20,240	20,504
U.S. Treasury 2.75% 2025	62,610	65,601
U.S. Treasury 2.875% 2025	88,359	93,239
U.S. Treasury 2.875% 2025	19,900	21,041
U.S. Treasury 2.25% 2027	50,882	51,943
U.S. Treasury 2.25% 2027	18,600	18,995
U.S. Treasury 2.75% 2028	43,925	46,567
U.S. Treasury 2.875% 2028	46,750	50,119
U.S. Treasury 2.875% 2028	2,680	2,870
U.S. Treasury 2.75% 2047[5]	1,240	1,295
U.S. Treasury 3.00% 2048[5]	7,700	8,447
U.S. Treasury 2.875% 2049	8,175	8,770
U.S. Treasury 3.00% 2049[5]	11,590	12,725
		1,730,674
American Funds Global Balanced Fund — Page 8 of 20

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 2.55%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2022[4]	$ 3,730	$ 3,715
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	113,183	112,990
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	7,353	7,474
U.S. Treasury Inflation-Protected Security 0.25% 2025[4]	16,920	16,921
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	2,785	3,104
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	26,349	26,656
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	7,845	7,914
U.S. Treasury Inflation-Protected Security 0.875% 2029[4,5]	223,103	235,361
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	11,757	13,522
U.S. Treasury Inflation-Protected Security 1.00% 2049[4,5]	65,307	70,174
		497,831
Total U.S. Treasury bonds & notes		2,228,505
Corporate bonds & notes 7.07% Health care 1.44%
Abbott Laboratories 3.75% 2026	2,266	2,443
AbbVie Inc. 2.50% 2020	7,400	7,401
AbbVie Inc. 3.20% 2026	4,852	4,903
AbbVie Inc. 4.50% 2035	535	559
Aetna Inc. 2.80% 2023	395	396
Allergan PLC 3.00% 2020	1,870	1,875
Allergan PLC 3.80% 2025	13,030	13,506
Allergan PLC 4.75% 2045	214	221
Amgen Inc. 1.85% 2021	770	762
AstraZeneca PLC 3.50% 2023	4,500	4,684
Bayer US Finance II LLC 3.875% 2023[3]	2,582	2,668
Bayer US Finance II LLC 4.25% 2025[3]	419	441
Becton, Dickinson and Co. 2.675% 2019	4,356	4,358
Becton, Dickinson and Co. 2.894% 2022	2,545	2,569
Becton, Dickinson and Co. 3.734% 2024	1,178	1,235
Becton, Dickinson and Co. 3.70% 2027	1,888	1,979
Bristol-Myers Squibb Co. 2.90% 2024[3]	6,287	6,438
Cigna Corp. 3.40% 2021[3]	1,480	1,506
Cigna Corp. 4.125% 2025[3]	3,250	3,454
CVS Health Corp. 3.125% 2020	1,600	1,607
CVS Health Corp. 3.35% 2021	845	856
CVS Health Corp. 3.70% 2023	1,155	1,194
CVS Health Corp. 4.10% 2025	1,090	1,148
CVS Health Corp. 4.30% 2028	1,297	1,378
CVS Health Corp. 5.05% 2048	837	911
EMD Finance LLC 2.40% 2020[3]	5,000	4,995
EMD Finance LLC 3.25% 2025[3]	10,600	10,820
Medtronic, Inc. 3.50% 2025	3,560	3,780
Roche Holdings, Inc. 3.35% 2024[3]	17,400	18,245
Shire PLC 2.40% 2021	5,857	5,847
Shire PLC 2.875% 2023	28,794	29,129
Shire PLC 3.20% 2026	45,865	46,663
Takeda Pharmaceutical Co., Ltd. 3.80% 2020[3]	3,200	3,255
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[3]	4,470	4,779
Takeda Pharmaceutical Co., Ltd. 2.25% 2026	€ 5,875	7,360
Teva Pharmaceutical Finance Co. BV 3.15% 2026	$ 82,322	64,408
American Funds Global Balanced Fund — Page 9 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Co. BV 4.10% 2046	$ 7,700	$ 5,149
Valeant Pharmaceuticals International, Inc. 6.125% 2025[3]	7,454	7,647
		280,569
Consumer staples 1.34%
Altria Group, Inc. 2.625% 2020	1,700	1,702
Altria Group, Inc. 4.75% 2021	1,500	1,559
Altria Group, Inc. 1.00% 2023	€ 2,100	2,398
Altria Group, Inc. 3.80% 2024	$ 34,905	36,381
Altria Group, Inc. 1.70% 2025	€ 12,300	14,489
Altria Group, Inc. 4.40% 2026	$ 43,127	46,062
Altria Group, Inc. 2.20% 2027	€ 6,300	7,584
Anheuser-Busch InBev NV 4.15% 2025	$ 4,460	4,802
Anheuser-Busch InBev NV 4.00% 2028	2,800	3,042
Anheuser-Busch InBev NV 4.75% 2029	3,950	4,501
British American Tobacco PLC 2.297% 2020	33,000	32,940
British American Tobacco PLC 2.764% 2022	15,270	15,280
British American Tobacco PLC 3.557% 2027	4,460	4,450
British American Tobacco PLC 4.39% 2037	1,940	1,881
Conagra Brands, Inc. 4.30% 2024	6,130	6,528
General Mills, Inc. 3.20% 2021	815	826
JBS Investments GmbH II 6.25% 2023	5,835	5,974
JBS Investments GmbH II 7.25% 2024	6,155	6,401
Keurig Dr Pepper Inc. 4.597% 2028	4,975	5,464
Philip Morris International Inc. 2.625% 2022	1,500	1,510
Philip Morris International Inc. 4.25% 2044	1,900	2,016
Reynolds American Inc. 4.00% 2022	670	694
Reynolds American Inc. 4.45% 2025	4,190	4,447
Wal-Mart Stores, Inc. 3.40% 2023	46,000	48,143
Wal-Mart Stores, Inc. 2.85% 2024	3,630	3,736
		262,810
Financials 1.25%
ACE INA Holdings Inc. 2.875% 2022	645	657
ACE INA Holdings Inc. 3.35% 2026	645	679
ACE INA Holdings Inc. 4.35% 2045	665	787
Allianz SE 4.75% (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[6]	€ 9,000	11,523
Banco de Crédito del Perú 5.375% 2020[3]	$ 125	129
Banco del Estado de Chile 2.668% 2021[3]	2,250	2,252
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[6]	2,100	2,169
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[6]	3,402	3,503
Bank of Ching/Tokyo 0.42% 2021	¥300,000	2,768
Barclays Bank PLC 6.00% 2021	€ 1,400	1,671
Barclays Bank PLC 10.00% 2021	£ 3,700	5,159
Barclays Bank PLC 6.625% 2022	€ 725	926
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)[6]	3,400	4,013
Citigroup Inc. 3.20% 2026	$ 6,329	6,470
Credit Suisse Group AG 3.00% 2021	3,450	3,498
Goldman Sachs Group, Inc. 2.55% 2019	670	670
Goldman Sachs Group, Inc. 1.00% 2021[3]	¥150,000	1,398
Goldman Sachs Group, Inc. 5.25% 2021	$ 900	948
Goldman Sachs Group, Inc. 2.80% 2022[3]	¥180,000	1,758
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[6]	$ 6,000	6,050
Goldman Sachs Group, Inc. 3.20% 2023	4,000	4,082
American Funds Global Balanced Fund — Page 10 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 3.50% 2025	$ 5,205	$ 5,383
Goldman Sachs Group, Inc. 4.75% 2045	2,835	3,326
Groupe BPCE SA 5.70% 2023[3]	7,625	8,365
Groupe BPCE SA 1.00% 2025	€ 6,800	7,833
HSBC Holdings PLC 4.125% 2020[3]	$ 560	570
HSBC Holdings PLC 2.95% 2021	570	575
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[6]	4,670	4,723
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[6]	9,368	9,945
Intesa Sanpaolo SpA 6.625% 2023	€ 2,600	3,488
Intesa Sanpaolo SpA 5.017% 2024[3]	$50,065	50,934
JPMorgan Chase & Co. 2.55% 2021	11,921	11,959
JPMorgan Chase & Co. 3.25% 2022	1,850	1,902
JPMorgan Chase & Co. 2.70% 2023	4,225	4,268
Lloyds Banking Group PLC 6.50% 2020	€ 4,940	5,693
Lloyds Banking Group PLC 7.625% 2025	£ 1,225	1,920
Morgan Stanley 3.125% 2026	$ 3,175	3,226
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[6]	2,627	2,907
PNC Financial Services Group, Inc. 2.854% 2022[6]	2,000	2,028
Rabobank Nederland 4.625% 2023	3,750	4,018
Rabobank Nederland 2.50% 2026 (5-year EUR Mid-Swap + 1.40% on 5/26/2021)[6]	€ 5,450	6,303
Santander Holdings USA, Inc. 4.45% 2021	$ 7,400	7,674
Skandinaviska Enskilda Banken AB 2.80% 2022	5,000	5,043
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[3,6]	2,600	2,817
Türkiye Garanti Bankasi AS 5.875% 2023	5,438	5,394
Türkiye Garanti Bankasi AS 6.125% 2027[6]	13,200	11,440
UniCredit SpA 3.75% 2022[3]	5,000	5,091
UniCredit SpA 5.75% 2025[6]	€ 1,800	2,116
UniCredit SpA 4.625% 2027[3]	$ 3,800	3,914
		243,965
Energy 0.81%
Chevron Corp. 1.961% 2020	5,175	5,171
Chevron Corp. 2.498% 2022	9,180	9,265
Enbridge Energy Partners, LP 5.875% 2025	1,845	2,138
Enbridge Energy Partners, LP 7.375% 2045	5,035	7,326
Enbridge Inc. 4.25% 2026	2,685	2,925
Enbridge Inc. 3.70% 2027	2,083	2,182
Halliburton Co. 3.80% 2025	1,410	1,482
Kinder Morgan Energy Partners, LP 5.00% 2043	1,980	2,118
Kinder Morgan, Inc. 4.30% 2025	20,905	22,412
Kinder Morgan, Inc. 5.55% 2045	6,894	7,989
Petróleos Mexicanos 7.19% 2024	MXN12,367	537
Petróleos Mexicanos 6.875% 2026	$ 6,715	6,863
Petróleos Mexicanos 7.47% 2026	MXN284,633	11,771
Petróleos Mexicanos 6.50% 2027	$ 2,000	1,988
Petróleos Mexicanos 6.35% 2048	5,446	4,781
Shell International Finance BV 3.50% 2023	9,735	10,241
Statoil ASA 3.25% 2024	4,100	4,287
Statoil ASA 3.70% 2024	1,475	1,565
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[6]	18,000	18,905
Transocean Inc. 5.80% 2022[6]	5,100	5,024
Transportadora de Gas Peru SA 4.25% 2028[3]	1,700	1,785
Tullow Oil PLC 6.25% 2022	5,000	5,047
American Funds Global Balanced Fund — Page 11 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Partners LP 4.30% 2024	$ 2,000	$ 2,121
Williams Partners LP 3.90% 2025	945	988
Williams Partners LP 4.00% 2025	18,185	19,164
		158,075
Utilities 0.72%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	4,800	4,944
Berkshire Hathaway Energy Co. 3.50% 2025	4,200	4,407
CMS Energy Corp. 3.60% 2025	2,000	2,076
CMS Energy Corp. 3.00% 2026	1,960	1,979
CMS Energy Corp. 3.45% 2027	890	927
Colbun SA 3.95% 2027[3]	6,330	6,484
DTE Energy Co. 3.30% 2022	17,460	17,804
DTE Energy Co. 3.70% 2023	13,990	14,570
Dubai Electricity & Water Authority 7.375% 2020	750	795
Duke Energy Carolinas, Inc. 3.05% 2023	8,535	8,787
Duke Energy Corp. 3.75% 2024	3,950	4,151
Duke Energy Corp. 2.65% 2026	4,700	4,662
Duke Energy Progress, LLC 3.70% 2028	2,400	2,600
Enel Finance International SA 2.75% 2023[3]	10,800	10,830
Enel Finance International SA 3.625% 2027[3]	6,375	6,478
Enel Finance International SA 3.50% 2028[3]	3,800	3,814
Enersis Américas SA 4.00% 2026	1,215	1,253
Exelon Corp. 3.40% 2026	4,390	4,548
Exelon Corp., junior subordinated, 3.497% 2022[6]	1,350	1,380
FirstEnergy Corp. 3.90% 2027	5,935	6,253
FirstEnergy Corp. 3.50% 2028[3]	1,390	1,428
FirstEnergy Corp. 4.85% 2047	1,085	1,249
Niagara Mohawk Power Corp. 3.508% 2024[3]	2,380	2,492
Pacific Gas and Electric Co. 2.95% 2026[7]	1,035	999
Pacific Gas and Electric Co. 3.30% 2027[7]	1,775	1,722
Pacific Gas and Electric Co. 4.65% 2028[3,7]	1,049	1,109
Pacific Gas and Electric Co. 6.35% 2038[7]	2,533	2,938
Pacific Gas and Electric Co. 3.95% 2047[7]	2,920	2,665
State Grid Overseas Investment Ltd. 1.375% 2025	€ 437	508
State Grid Overseas Investment Ltd. 3.50% 2027[3]	$15,000	15,592
State Grid Overseas Investment Ltd. 2.125% 2030	€ 400	501
		139,945
Consumer discretionary 0.63%
Amazon.com, Inc. 3.30% 2021	$47,700	49,018
Amazon.com, Inc. 2.80% 2024	7,345	7,540
Amazon.com, Inc. 3.15% 2027	2,130	2,240
Bayerische Motoren Werke AG 2.95% 2022[3]	8,050	8,153
DaimlerChrysler North America Holding Corp. 2.45% 2020	2,700	2,698
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	10,275	10,175
DaimlerChrysler North America Holding Corp. 3.00% 2021[3]	10,500	10,571
Hyundai Capital America 2.55% 2020[3]	5,750	5,748
Hyundai Capital Services Inc. 2.625% 2020[3]	2,185	2,183
Hyundai Capital Services Inc. 3.75% 2023[3]	5,400	5,553
McDonald’s Corp. 3.35% 2023	2,335	2,422
Volkswagen Group of America Finance, LLC 3.875% 2020[3]	3,700	3,763
Volkswagen Group of America Finance, LLC 4.00% 2021[3]	3,700	3,817
American Funds Global Balanced Fund — Page 12 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 4.25% 2023[3]	$ 6,300	$ 6,698
Volkswagen Group of America Finance, LLC 4.625% 2025[3]	3,270	3,596
		124,175
Communication services 0.41%
AT&T Inc. 4.25% 2027	2,130	2,293
AT&T Inc. 4.10% 2028	5,457	5,804
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	10,050	10,612
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	8,410	8,471
CenturyLink, Inc. 7.50% 2024	3,685	4,043
CenturyLink, Inc., Series T, 5.80% 2022	4,907	5,128
Comcast Corp. 3.95% 2025	7,695	8,284
Deutsche Telekom International Finance BV 1.95% 2021[3]	1,625	1,608
Deutsche Telekom International Finance BV 2.82% 2022[3]	4,625	4,665
Deutsche Telekom International Finance BV 4.375% 2028[3]	6,025	6,587
Deutsche Telekom International Finance BV 9.25% 2032	1,510	2,342
France Télécom 5.375% 2050	£ 2,000	3,833
Sprint Corp. 11.50% 2021	$ 925	1,087
T-Mobile US, Inc. 6.375% 2025	2,500	2,597
T-Mobile US, Inc. 6.50% 2026	11,275	12,033
Verizon Communications Inc. 4.272% 2036	241	263
		79,650
Information technology 0.15%
Apple Inc. 2.50% 2022	2,970	2,998
Apple Inc. 3.35% 2027	2,650	2,792
Microsoft Corp. 2.40% 2026	10,568	10,609
Microsoft Corp. 3.30% 2027	2,600	2,749
Oracle Corp. 2.65% 2026	5,224	5,250
Oracle Corp. 3.25% 2027	4,246	4,432
		28,830
Industrials 0.13%
Autoridad del Canal de Panama 4.95% 2035[3]	1,300	1,458
Autoridad del Canal de Panama 4.95% 2035	1,025	1,149
DP World Crescent 4.848% 2028[3]	1,125	1,214
ENA Norte Trust 4.95% 2028[3]	735	758
GE Capital European Funding 5.375% 2020	€ 1,500	1,704
Lima Metro Line 2 Finance Ltd. 5.875% 2034	$ 4,570	4,964
Lima Metro Line 2 Finance Ltd. 4.35% 2036[3]	1,430	1,478
Lima Metro Line Finance Ltd. 5.875% 2034[3]	2,938	3,191
Mexican Government 5.50% 2046	209	209
Mexican Government 5.50% 2047	734	732
Mexican Government 5.50% 2047[3]	213	213
Red de Carreteras de Occidente 9.00% 2028	MXN18,470	954
Thomson Reuters Corp. 4.30% 2023	$ 1,950	2,069
United Technologies Corp. 4.125% 2028	5,000	5,528
		25,621
Real estate 0.11%
American Campus Communities, Inc. 3.35% 2020	145	146
American Campus Communities, Inc. 3.75% 2023	3,040	3,148
American Campus Communities, Inc. 4.125% 2024	3,730	3,943
Corporate Office Properties LP 3.60% 2023	240	243
American Funds Global Balanced Fund — Page 13 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Essex Portfolio LP 3.50% 2025	$ 5,120	$ 5,294
Essex Portfolio LP 3.375% 2026	1,545	1,591
WEA Finance LLC 2.70% 2019[3]	1,070	1,070
WEA Finance LLC 3.25% 2020[3]	3,405	3,432
WEA Finance LLC 3.75% 2024[3]	2,070	2,171
		21,038
Materials 0.08%
First Quantum Minerals Ltd. 7.25% 2022[3]	15,550	15,686
Total corporate bonds & notes		1,380,364
Mortgage-backed obligations 2.42% Federal agency mortgage-backed obligations 1.96%
Fannie Mae Pool #965616 6.00% 2037[8]	114	129
Fannie Mae Pool #AH3979 4.00% 2041[8]	133	141
Fannie Mae Pool #AB2527 4.00% 2041[8]	108	115
Fannie Mae Pool #AH6783 4.00% 2041[8]	89	94
Fannie Mae Pool #AH4874 4.00% 2041[8]	28	30
Fannie Mae Pool #MA3120 3.50% 2047[8]	135	139
Fannie Mae Pool #CA2452 3.50% 2048[8]	11,104	11,461
Fannie Mae Pool #BK8920 4.00% 2048[8]	1,175	1,221
Fannie Mae Pool #BN2836 4.00% 2048[8]	997	1,035
Fannie Mae Pool #BN1151 4.00% 2048[8]	997	1,034
Fannie Mae Pool #BK5739 4.00% 2048[8]	961	999
Fannie Mae Pool #BN0632 4.00% 2048[8]	940	976
Fannie Mae Pool #BK7083 4.00% 2048[8]	920	957
Fannie Mae Pool #BK7464 4.00% 2048[8]	799	828
Fannie Mae Pool #BK7081 4.00% 2048[8]	747	776
Fannie Mae Pool #MA3536 4.00% 2048[8]	354	366
Fannie Mae Pool #BN4180 4.00% 2048[8]	232	240
Fannie Mae Pool #MA3496 4.50% 2048[8]	9,898	10,373
Fannie Mae Pool #MA3692 3.50% 2049[8]	39,931	40,926
Fannie Mae Pool #BN8106 3.50% 2049[8]	613	629
Fannie Mae Pool #CA3138 3.627% 2049[8,9]	5,706	5,883
Fannie Mae Pool #MA3693 4.00% 2049[8]	16,606	17,220
Fannie Mae Pool #MA3639 4.50% 2049[8]	1,146	1,201
Freddie Mac 3.714% 2049[8,9]	1,076	1,111
Freddie Mac Pool #V84637 4.00% 2048[8]	15,519	16,161
Freddie Mac Pool #2B7343 3.785% 2049[8,9]	8,104	8,396
Government National Mortgage Assn. 4.00% 2045[8]	2,620	2,757
Government National Mortgage Assn. 4.50% 2049[8,10]	2,388	2,486
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[8]	32,890	34,532
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[8]	4,802	5,041
Uniform Mortgage-Backed Security 3.50% 2049[8,10]	1,345	1,377
Uniform Mortgage-Backed Security 4.00% 2049[8,10]	195,466	202,338
Uniform Mortgage-Backed Security 4.50% 2049[8,10]	10,759	11,274
		382,246
Other mortgage-backed securities 0.45%
Korea Housing Finance Corp. 2.50% 2020[3,8]	3,600	3,610
Korea Housing Finance Corp. 2.00% 2021[3,8]	5,900	5,845
Nykredit Realkredit AS, Series 01E, 1.50% 2037[8]	DKr111,043	17,111
American Funds Global Balanced Fund — Page 14 of 20

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Other mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Nykredit Realkredit AS, Series 01E, 2.00% 2037[8]	DKr60,061	$ 9,344
Nykredit Realkredit AS, Series 01E, 1.50% 2040[8]	340,071	52,202
		88,112
Commercial mortgage-backed securities 0.01%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,8]	$ 1,859	1,893
Total mortgage-backed obligations		472,251
Total bonds, notes & other debt instruments (cost: $6,856,167,000)		7,012,501
Short-term securities 5.18% Money market investments 4.93%	Shares
Capital Group Central Cash Fund 2.30%[11]	9,642,775	964,181
Other short-term securities 0.25%	Principal amount (000)
Argentinian Treasury Bills (16.29%)–0.23% due 4/30/2020–7/31/2020	ARS276,879	6,729
Egyptian Treasury Bill 15.45% due 9/10/2019	EGP90,000	5,356
Nigerian Treasury Bills 12.05%–14.19% due 9/19/2019–3/5/2020	NGN4,811,000	12,697
United Kingdom Treasury Bills 0.72% due 10/14/2019–10/21/2019	£ 19,675	23,891
Total short-term securities (cost: $1,016,924,000)		1,012,854
Total investment securities 100.83% (cost: $18,019,016,000)		19,697,816
Other assets less liabilities (0.83)%		(162,499)
Net assets 100.00%		$19,535,317
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 7/31/2019[13] (000)	Unrealized appreciation (depreciation) at 7/31/2019 (000)
90 Day Euro Dollar Futures	Short	3,483	September 2020	$(870,750)	$(855,642)	$ 996
2 Year U.S. Treasury Note Futures	Short	2,604	October 2019	(520,800)	(558,314)	523
5 Year U.S. Treasury Note Futures	Long	965	October 2019	96,500	113,440	821
10 Year Euro-Bund Futures	Short	29	September 2019	€ (2,900)	(5,620)	(136)
10 Year Ultra U.S. Treasury Note Futures	Long	245	September 2019	$ 24,500	33,772	340
10 Year U.S. Treasury Note Futures	Short	10	September 2019	(1,000)	(1,274)	7
20 Year U.S. Treasury Bond Futures	Long	307	September 2019	30,700	47,767	140
30 Year Euro-Buxl Futures	Short	37	September 2019	€ (3,700)	(8,560)	(527)
						$2,164
American Funds Global Balanced Fund — Page 15 of 20

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2019 (000)
Purchases (000)	Sales (000)
USD63,203	CNH435,000	HSBC Bank	8/6/2019	$ 245
USD26,872	GBP21,790	HSBC Bank	8/14/2019	354
GBP23,075	USD29,073	Bank of America, N.A.	8/14/2019	(992)
USD16,033	CNH110,190	HSBC Bank	8/15/2019	85
USD1,106	EUR980	JPMorgan Chase	8/15/2019	20
CAD5	USD4	UBS AG	8/15/2019	— [14]
USD6,407	EUR5,750	Bank of America, N.A.	8/16/2019	33
JPY1,639,825	USD15,126	HSBC Bank	8/16/2019	(34)
EUR7,310	USD8,222	Citibank	8/16/2019	(119)
USD17,184	ZAR241,000	Morgan Stanley	8/19/2019	426
USD22,050	ILS78,350	Bank of America, N.A.	8/20/2019	(291)
GBP11,100	USD13,913	Standard Chartered Bank	8/20/2019	(400)
USD37,100	AUD53,000	Bank of America, N.A.	8/22/2019	824
USD23,242	BRL87,650	Citibank	8/22/2019	310
USD16,886	EUR15,020	Goldman Sachs	8/22/2019	228
NOK147,500	USD16,834	HSBC Bank	8/22/2019	(168)
USD15,402	ILS54,625	Bank of America, N.A.	8/22/2019	(176)
NOK73,500	USD8,496	Bank of America, N.A.	8/22/2019	(191)
USD8,645	INR597,200	Goldman Sachs	8/23/2019	(16)
USD14,556	EUR13,010	HSBC Bank	8/26/2019	122
USD13,769	CNH94,800	HSBC Bank	8/26/2019	50
USD11,166	MYR46,021	HSBC Bank	8/26/2019	19
USD14,538	THB449,500	HSBC Bank	8/26/2019	(87)
GBP1,967	USD2,469	UBS AG	8/27/2019	(74)
CLP36,061,000	USD52,750	JPMorgan Chase	8/27/2019	(1,522)
EUR77,773	USD87,899	Goldman Sachs	8/27/2019	(1,607)
USD60,986	GBP49,000	Citibank	8/28/2019	1,311
JPY3,696,000	USD33,822	Standard Chartered Bank	8/28/2019	225
USD34,230	JPY3,696,000	Morgan Stanley	8/28/2019	183
USD25,920	EUR23,200	JPMorgan Chase	8/28/2019	176
EUR7,311	PLN31,150	Morgan Stanley	8/28/2019	69
USD8,298	CNH57,110	HSBC Bank	8/28/2019	33
JPY5,528,590	USD51,247	Morgan Stanley	8/28/2019	(319)
EUR41,191	USD46,392	Bank of America, N.A.	8/28/2019	(685)
GBP25,850	USD32,167	Morgan Stanley	8/28/2019	(686)
USD43,790	CAD57,700	Goldman Sachs	8/29/2019	44
CAD57,700	USD44,130	UBS AG	8/29/2019	(384)
EUR36,850	USD41,476	JPMorgan Chase	8/29/2019	(583)
CLP24,005,000	USD35,115	JPMorgan Chase	8/29/2019	(1,013)
USD42,913	SEK406,800	Morgan Stanley	9/5/2019	688
EUR48,696	USD54,476	JPMorgan Chase	9/5/2019	(406)
SEK406,800	USD43,256	HSBC Bank	9/5/2019	(1,030)
USD51,842	CNH360,200	HSBC Bank	9/18/2019	(277)
INR1,146,000	USD16,346	HSBC Bank	9/20/2019	225
INR224,000	USD3,243	HSBC Bank	9/20/2019	(4)
USD19,415	INR1,370,000	HSBC Bank	9/20/2019	(395)
USD15,479	THB492,538	Bank of America, N.A.	9/20/2019	(556)
USD12,289	GBP9,750	Bank of America, N.A.	10/9/2019	391
USD31,668	MXN617,100	JPMorgan Chase	10/15/2019	(120)
BRL41,300	USD10,593	Bank of New York Mellon	12/18/2019	115
BRL33,780	USD8,677	Bank of New York Mellon	12/18/2019	81
American Funds Global Balanced Fund — Page 16 of 20

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2019 (000)
Purchases (000)	Sales (000)
BRL1,925	USD487	HSBC Bank	12/18/2019	$ 12
BRL660	USD165	Citibank	12/18/2019	6
USD1,603	BRL6,270	JPMorgan Chase	12/18/2019	(22)
BRL16,605	USD4,365	JPMorgan Chase	12/18/2019	(59)
USD21,960	BRL88,000	Citibank	12/18/2019	(855)
BRL10,000	USD2,531	HSBC Bank	12/20/2019	61
USD2,489	BRL10,000	HSBC Bank	12/20/2019	(103)
USD9,158	EUR7,925	Bank of America, N.A.	3/26/2020	212
USD885	EUR765	JPMorgan Chase	3/26/2020	21
USD8,604	BRL35,000	Bank of New York Mellon	4/1/2020	(405)
				$(7,010)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 7/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation at 7/31/2019 (000)
(0.0955)%	6-month EURIBOR	7/22/2024	€150,400	$382	$—	$382
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,859,161,000, which represented 29.99% of the net assets of the fund. This amount includes $5,772,550,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $412,057,000, which represented 2.11% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $10,320,000, which represented .05% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Coupon rate may change periodically.
[10]	Purchased on a TBA basis.
[11]	Rate represents the seven-day yield at July 31, 2019.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.
[14]	Amount less than one thousand.
American Funds Global Balanced Fund — Page 17 of 20

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $1,095,559,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $1,352,691,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $1,950,395,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that
American Funds Global Balanced Fund — Page 18 of 20

unaudited
are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$ 1,402,110	$ 499,898	$ —	$ 1,902,008
Energy	793,445	760,259	—	1,553,704
Communication services	1,064,230	339,395	—	1,403,625
Information technology	1,054,196	267,019	—	1,321,215
Financials	201,576	1,075,600	—	1,277,176
Consumer staples	329,112	815,058	—	1,144,170
Materials	150,501	530,324	—	680,825
Utilities	19,151	650,441	—	669,592
Industrials	330,861	281,282	—	612,143
Consumer discretionary	228,959	338,567	—	567,526
Real estate	110,704	300,879	—	411,583
Preferred securities	128,455	439	—	128,894
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	2,931,381	—	2,931,381
U.S. Treasury bonds & notes	—	2,228,505	—	2,228,505
Corporate bonds & notes	—	1,380,364	—	1,380,364
Mortgage-backed obligations	—	472,251	—	472,251
Short-term securities	964,181	48,673	—	1,012,854
Total	$6,777,481	$12,920,335	$—	$19,697,816
American Funds Global Balanced Fund — Page 19 of 20

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 2,827	$ —	$ —	$ 2,827
Unrealized appreciation on open forward currency contracts	—	6,569	—	6,569
Unrealized appreciation on interest rate swaps	—	382	—	382
Liabilities:
Unrealized depreciation on futures contracts	(663)	—	—	(663)
Unrealized depreciation on open forward currency contracts	—	(13,579)	—	(13,579)
Total	$2,164	$ (6,628)	$—	$(4,464)
*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbols
ADR = American Depositary Receipts	JPY/¥ = Japanese yen
ARS = Argentine pesos	KRW = South Korean won
AUD/A$ = Australian dollars	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	MXN = Mexican pesos
CAD/C$ = Canadian dollars	MYR = Malaysian ringgits
CLP = Chilean pesos	NGN = Nigerian naira
CNH/CNY = Chinese yuan renminbi	NOK/NKr = Norwegian kroner
DKr = Danish kroner	PLN = Polish zloty
EGP = Egyptian pounds	RUB = Russian rubles
EUR/€ = Euros	SEK = Swedish kronor
EURIBOR = Euro Interbank Offered Rate	TBA = To-be-announced
GBP/£ = British pounds	THB = Thai baht
HKD = Hong Kong dollars	TRY = Turkish lira
IDR = Indonesian rupiah	USD/$ = U.S. dollars
ILS = Israeli shekels	UYU = Uruguayan pesos
INR = Indian rupees	ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-037-0919O-S73204	American Funds Global Balanced Fund — Page 20 of 20